Noncontrolling Interests (Tables)	6 Months Ended
Jun. 30, 2020
Noncontrolling Interest [Abstract]
Summary of Ownership of LLC Interests

The following table summarizes the ownership of LLC Interests in Shift4 Payments, LLC as of June 30, 2020:

	LLC Interests	Ownership Percentage
Shift4 Payments, Inc.’s ownership of LLC Interests	38,832,816	49.8%
LLC Interests held by the Continuing Equity Owners	39,204,989	50.2%

Balance at end of period	78,037,805	100.0%